BLACKROCK VARIABLE SERIES FUNDS II, INC.

BlackRock Total Return V.I. Fund

(the “Fund”)

Supplement dated October 29, 2018

to the Prospectus and Statement of Additional Information,

each dated July 17, 2018, as supplemented to date

Effective as of October 29, 2018, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the caps on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the Prospectus, exceed a certain limit for the Fund’s Class I Shares. Accordingly, effective October 29, 2018, the Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1,2]	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[3]	0.37%	0.34%
Interest Expense[4,5]	—	—
Miscellaneous Other Expenses	0.37%	0.34%
Total Annual Fund Operating Expenses[5]	0.82%	1.04%
Fee Waivers and/or Expense Reimbursements[1,6]	(0.22)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,6]	0.60%	0.94%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds II, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Management Fee is based on the management fee rate of the Predecessor Fund (defined below).

[3]	Other Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund for its most recent fiscal year.

[4]

Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer make short sales or invest in reverse repurchase agreements, dollar rolls or tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.12% for each of Class I Shares and Class III Shares.

[5]

Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the most recent annual report for the Predecessor Fund (as defined below), which do not include the restated Interest Expense which is estimated based on the Fund’s current investment strategies.

[6]

As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% (for Class I Shares) and 1.50% (for Class III Shares) of average daily net assets through April 30, 2021. BlackRock has also contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (including Interest Expense, and excluding Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% (for Class I Shares) of average daily net assets through April 30, 2021. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0.06% (for Class III Shares) of average daily net assets through April 30, 2021. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$61	$217	$411	$971
Class III Shares	$96	$311	$554	$1,252

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

On September 17, 2018, BlackRock Total Return V.I. Fund, a series of BlackRock Variable Series Funds, Inc. (the “Predecessor Fund”), was reorganized into the Fund, and the Fund adopted the performance and financial history of the Predecessor Fund as of such date. During the most recent fiscal year, the Fund’s portfolio turnover rate was 627% of the average value of its portfolio.

The eighth paragraph in the section of the Prospectus entitled “Other Important Information – Class I Shares – Management of the Funds – BlackRock,” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through April 30, 2021 for the Fund. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

The section of the table immediately following the eleventh paragraph in the section of the Prospectus entitled “Other Important Information – Class I Shares – Management of the Funds – BlackRock,” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (including Interest Expense, and excluding Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
Total Return V.I. Fund	0.60%	0.60%	0.00%

[1]

The contractual caps for the Fund are in effect through April 30, 2021. The contractual agreement may be terminated, with respect to the Fund, upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

The eighth paragraph in the section of the Prospectus entitled “Other Important Information – Class III Shares – Management of the Funds – BlackRock,” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through April 30, 2021 for the Fund. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

The section of the table immediately following the eleventh paragraph in the section of the Prospectus entitled “Other Important Information – Class III Shares – Management of the Funds – BlackRock,” solely as it relates to the Fund, is deleted in its entirety and replaced with the following:

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
Total Return V.I. Fund	1.50%	0.06%

[1]

The contractual caps for the Fund are in effect through April 30, 2021. The contractual agreement may be terminated, with respect to the Fund, upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

The ninth through eleventh paragraphs in the section of the Statement of Additional Information entitled “IV. Management and Advisory Arrangements,” solely as they relate to the Fund, are deleted in their entirety and replaced with the following:

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

With respect to Class I shares of the Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% of average net assets. The contractual agreement is in effect through April 30, 2021. BlackRock has also contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (including Interest Expense, and excluding Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% (for Class I Shares) of average daily net assets through April 30, 2021. Each contractual agreement may be terminated, with respect to the Fund, upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

With respect to Class III shares of the Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses, and excluding Distribution Fees) to 1.50% of average daily net assets. The contractual agreement is in effect through April 30, 2021. The contractual agreement may be terminated, with respect to the Fund, upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

Shareholders should retain this Supplement for future reference.

PRSAI-VAR2TRVI-1018SUP